INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of major components of the income tax expense
(a)	The major components of the income tax expense are:

Years ended December 31,	2021	2020
Current income tax:
Current taxes	$13,572	$8,802
Current taxes referring to previous periods	(1,916)	(2,472)
Withholding taxes and other	(37)	261
	$11,619	$6,591

Deferred income tax:
Origination and reversal of temporary differences	$224,411	$78,724
Impact of changes in tax rates	1,955	2,941
Benefits arising from a previously unrecognized tax loss that reduced:
Current tax expense	—	(21,656)
Deferred tax expense	—	—
Withholding taxes on profits of subsidiaries	—	6
Other	2,582	2,486
	$228,948	$62,501
Income tax expense	$240,567	$69,092

Schedule of effective income tax rate reported in the combined statements of income reconciled to the Canadian statutory rate
(b)	The effective income tax rate reported in the combined statements of net income varies from the Canadian statutory rate for the following reasons:

Years ended December 31,	2021	2020
Income before income taxes	$1,550,839	$499,019

Expected income taxes at the Canadian statutory tax rate of 26.5% (2020 — 26.5%)	$410,972	$132,240
Income distributed and taxable to unitholders	(150,899)	(57,791)
Net foreign rate differentials	(24,099)	(9,954)
Net change in provisions for uncertain tax positions	(458)	(784)
Net permanent differences	176	(115)
Net effect of change in tax rates	1,955	2,941
Withholding taxes and other	2,920	2,555
Income tax expense	$240,567	$69,092

Schedule of temporary differences in deferred tax assets and liabilities
(c)    Deferred tax assets and liabilities consist of temporary differences related to the following:

As at December 31,	2021	2020
Deferred tax assets:
Investment properties	$—	$490
Eligible capital expenditures	1,964	2,111
Other	2,488	2,129
Deferred tax assets	$4,452	$4,730
Deferred tax liabilities:
Investment properties	$609,418	$396,326
Withholding tax on undistributed subsidiary profits	—	149
Other	(4,751)	(3,634)
Deferred tax liabilities	$604,667	$392,841

Schedule of changes in the net deferred tax liabilities
(d)    Changes in the net deferred tax liabilities consist of the following:

Years ended December 31,	2021	2020
Balance, beginning of year	$388,111	$316,915
Deferred tax expense recognized in net income	228,948	62,501
Foreign currency translation of deferred tax balances	(16,844)	8,695
Net deferred tax liabilities, end of year	$600,215	$388,111

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

As at December 31,	2021	2020
Unrecognized tax benefits balance, beginning of year	$11,568	$11,422
Decreases for tax positions of prior years	(2,085)	(2,370)
Increases for tax positions of current year	1,859	1,766
Foreign currency impact	(872)	750
Unrecognized tax benefits balance, end of year	$10,470	$11,568

Schedule of tax years subject to examination

Major Jurisdictions
Canada	2015 through 2021
United States	2018 through 2021
Austria	2016 through 2021
Germany	2016 through 2021
Netherlands	2016 through 2021